DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company's settlement of certain assessments with the Internal Revenue Service (“IRS”)(see Note 12), the Company recognized income of $1,847, and a loss of $79 related to uncertain income tax positions in 2013 and 2012, respectively, including interest and penalties, related to its entertainment segment from discontinued operations.

During the year ended December 31, 2012, the Company committed to a plan to cease the operations of its subsidiary in France (I-SEC France) and in November 2012 transferred control of the subsidiary to a court-appointed liquidator. The subsidiary provided aviation security services in France.

During the year ended December 31, 2012, the Company ceased the operations of its subsidiaries in Romania (I-SEC Romania) and Hungary (I-SEC Hungary), which provided aviation security services in the respective countries.

During the year end December 31, 2013, the Company ceased the operations of its subsidiaries in the United Kingdom (I-SEC UK) and Denmark (I-SEC Denmark). In addition, the Company committed to a plan to cease operations of its subsidiary in Belgium (I-SEC Belgium). All of the subsidiaries provided aviation security services in the respective countries.

During the year ended December 31, 2014, the Company committed to a plan to cease the operations of its subsidiary in Switzerland (I-SEC Switzerland), which provided aviation security services.

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2014 and 2013 are as follows:

	December 31,
	2014	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$30	$126
Accounts receivable, net	104	302
Prepaid expenses and other current assets	-	56
Total current assets from discontinued operations	$134	$484

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$97	$104
Accrued expenses and other current liabilities	5	360
Toal current liabilities from discontinued operations	$102	$464

A summary of the Company's results from discontinued operations for the years ended December 31, 2014, 2013 and 2012 is as follows:

	Year Ended December 31,
	2014	2013	2012
Revenue	$1,152	$4,988	$9,355
Cost of revenue	1,132	4,275	9,002
GROSS PROFIT	20	713	353
Selling, general and administrative expenses	114	729	1,453
OPERATING LOSS	(94)	(16)	(1,100)
Other income (expense), net	(15)	616	(69)
Income tax benefit (expense)	-	1,221	(21)
Income (loss) from discontinued operations	$(109)	$1,821	$(1,190)